UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09451

        Nuveen Massachusetts Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:         08/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Massachusetts Dividend Advantage Municipal Fund (NMB)
	August 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 1.7% (1.2% of Total Investments)
$ 495	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds,	9/12 at 102.00	Ba3	$511,053
	Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)

	Education and Civic Organizations – 26.6% (17.8% of Total Investments)
450	Massachusetts Development Finance Agency, Revenue Bonds, Western New England College, Series	9/15 at 100.00	AAA	470,056
	2005A, 5.000%, 9/01/33 – AGC Insured
495	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy	7/15 at 100.00	AAA	515,597
	and Allied Health Sciences, Series 2005D, 5.000%, 7/01/27 – AGC Insured
500	Massachusetts Development Finance Authority, Revenue Bonds, Milton Academy, Series 2003A,	9/13 at 100.00	AA–	533,030
	5.000%, 9/01/19
1,000	Massachusetts Development Finance Authority, Revenue Refunding Bonds, Boston University,	5/29 at 105.00	A3	1,184,460
	Series 1999P, 6.000%, 5/15/59
1,085	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Series 2001E,	7/10 at 100.00	AAA	1,096,523
	5.300%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College,	6/13 at 100.00	AA–	1,080,920
	Series 2003N, 5.250%, 6/01/18
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts	No Opt. Call	AAA	556,125
	Institute of Technology, Series 2004M, 5.250%, 7/01/15
2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Tufts University,	2/11 at 100.00	AA–	2,126,320
	Series 2001I, 5.500%, 2/15/36
250	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series	No Opt. Call	AAA	271,868
	2005-1, 5.000%, 5/01/15 – AMBAC Insured

7,280	Total Education and Civic Organizations			7,834,899

	Health Care – 19.9% (13.3% of Total Investments)
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/11 at 101.00	BBB+	535,915
	System, Series 2001E, 6.250%, 10/01/31
250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi	1/09 at 101.00	BBB	259,048
	Obligated Group, Series 1999A, 5.625%, 7/01/20
375	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Covenant Health	1/12 at 101.00	A	405,360
	Systems Obligated Group, Series 2002, 6.000%, 7/01/31
315	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital,	8/15 at 100.00	AA	323,341
	Series 2005E, 5.000%, 8/15/35 – RAAI Insured
600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical	8/15 at 100.00	AAA	637,578
	Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BBB–	513,835
	Project, Series 2005D, 5.250%, 7/01/30
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	7/14 at 100.00	BB–	528,045
	Community Services Inc., Series 2004B, 6.375%, 7/01/34
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/09 at 101.00	AA	1,034,650
	System Inc., Series 1999B, 5.125%, 7/01/19
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/11 at 101.00	AA	1,083,730
	System Inc., Series 2001C, 5.750%, 7/01/32
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/11 at 100.00	BBB	546,790
	Health Care, Series 2001C, 6.625%, 7/01/32

5,540	Total Health Care			5,868,292

	Housing/Multifamily – 10.1% (6.7% of Total Investments)
135	Massachusetts Housing Finance Agency, Housing Bonds, Series 2006A, 5.100%, 12/01/37	6/15 at 100.00	AA–	138,001
	(Alternative Minimum Tax)
500	Massachusetts Housing Finance Agency, Housing Revenue Bonds, Series 2003S, 5.050%, 12/01/23	6/13 at 100.00	AA–	506,665
	(Alternative Minimum Tax)
1,215	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2001A,	1/11 at 100.00	AAA	1,259,335
	5.850%, 7/01/35 – AMBAC Insured (Alternative Minimum Tax)
1,000	Somerville Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Bonds,	5/12 at 103.00	AAA	1,057,570
	Clarendon Hill Towers, Series 2002, 5.200%, 11/20/22

2,850	Total Housing/Multifamily			2,961,571

	Housing/Single Family – 4.3% (2.9% of Total Investments)
840	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 82, 5.375%,	6/10 at 100.00	AAA	860,966
	12/01/20 – FSA Insured (Alternative Minimum Tax)
400	Massachusetts Housing Finance Authority, Single Family Housing Revenue Bonds, Series 2006-122,	6/15 at 100.00	AA	400,676
	4.875%, 12/01/37 (Alternative Minimum Tax)

1,240	Total Housing/Single Family			1,261,642

	Industrials – 1.4% (0.9% of Total Investments)
195	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	196,833
	Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
200	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Waste Management	No Opt. Call	BBB	212,744
	Inc., Series 2003, 5.450%, 6/01/14

395	Total Industrials			409,577

	Long-Term Care – 6.2% (4.1% of Total Investments)
655	Massachusetts Development Finance Authority, First Mortgage Revenue Bonds, Berkshire	7/11 at 102.00	BBB–	709,673
	Retirement Community – Edgecombe Project, Series 2001A, 6.750%, 7/01/21
1,000	Massachusetts Development Finance Authority, GNMA Collateralized Assisted Living Facility	3/12 at 105.00	AAA	1,103,800
	Revenue Bonds, Arbors at Chicopee, Series 2001A, 6.250%, 9/20/42 (Alternative Minimum Tax)

1,655	Total Long-Term Care			1,813,473

	Tax Obligation/General – 29.7% (19.9% of Total Investments)
310	Ashland, Massachusetts, General Obligation Bonds, Series 2004, 5.250%, 5/15/23 – AMBAC Insured	5/15 at 100.00	Aaa	339,066
1,000	Boston, Massachusetts, General Obligation Bonds, Series 2001A, 5.000%, 2/01/20	2/11 at 100.00	Aa1	1,047,630
2,000	Brookline, Massachusetts, General Obligation Bonds, Series 2000, 5.375%, 4/01/17	4/10 at 101.00	Aaa	2,128,937
500	East Longmeadow, Massachusetts, General Obligation Bonds, Series 2001, 5.000%, 8/01/14 – AMBAC	8/11 at 101.00	Aaa	533,555
	Insured
440	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 2/01/21 – FSA Insured	2/13 at 101.00	AAA	468,710
1,675	Lawrence, Massachusetts, General Obligation Bonds, Series 2001, 5.000%, 2/01/21 – AMBAC Insured	2/11 at 100.00	Aaa	1,748,348
750	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002D, 5.500%, 8/01/19	No Opt. Call	AA	856,485
500	Norwell, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/15/20 – FGIC Insured	No Opt. Call	AAA	554,040
	Springfield, Massachusetts, General Obligation Bonds, Series 2003:
500	5.250%, 1/15/15 – MBIA Insured	1/13 at 100.00	AAA	542,700
500	5.250%, 1/15/23 – MBIA Insured	1/13 at 100.00	AAA	538,030

8,175	Total Tax Obligation/General			8,757,501

	Tax Obligation/Limited – 16.1% (10.8% of Total Investments)
395	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2004, 5.000%, 5/01/26 –	5/14 at 100.00	AAA	417,231
	AMBAC Insured
210	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A, 5.250%, 7/01/30	7/10 at 100.00	AAA	219,763
450	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2005A, 5.000%, 7/01/18	7/15 at 100.00	AAA	484,574
385	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Refunding Bonds,	No Opt. Call	AAA	435,427
	Series 2004C, 5.250%, 7/01/21
230	Massachusetts College Building Authority, Project Revenue Bonds, Series 2004A, 5.000%,	5/14 at 100.00	AAA	244,764
	5/01/19 – MBIA Insured
250	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%,	5/16 at 100.00	AAA	263,405
	5/01/31 – AMBAC Insured
500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AAA	535,180
	5.000%, 8/15/20 – FSA Insured
230	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 –	No Opt. Call	AAA	253,451
	FGIC Insured
1,250	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note	No Opt. Call	Aaa	1,345,225
	Program, Series 2003A, 5.000%, 12/15/13 – FSA Insured
500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.375%,	10/10 at 101.00	BBB	548,760
	10/01/19
4,400	Total Tax Obligation/Limited			4,747,780

	Transportation – 6.4% (4.3% of Total Investments)
800	Massachusetts Port Authority, Revenue Bonds, Series 2005A, 5.000%, 7/01/23 – AMBAC Insured	7/15 at 100.00	AAA	849,512
1,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series	7/07 at 102.00	AAA	1,032,260
	1997, 5.500%, 7/01/18 – MBIA Insured (Alternative Minimum Tax)

1,800	Total Transportation			1,881,772

	U.S. Guaranteed – 7.8% (5.2% of Total Investments) (4)
500	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004B, 5.000%, 8/01/24	8/14 at 100.00	AA (4)	539,325
	(Pre-refunded 8/01/14)
750	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/25	1/14 at 100.00	AAA	819,750
	(Pre-refunded 1/01/14) – FGIC Insured
600	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series	11/13 at 100.00	AAA	657,336
	2003-1, 5.250%, 11/01/18 (Pre-refunded 11/01/13) – AMBAC Insured
250	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series	11/14 at 100.00	AAA	275,750
	2004-1, 5.250%, 11/01/24 (Pre-refunded 11/01/14) – AMBAC Insured

2,100	Total U.S. Guaranteed			2,292,161

	Utilities – 5.7% (3.8% of Total Investments)
1,070	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System,	1/12 at 101.00	AAA	1,168,911
	Series 2001A, 5.625%, 1/01/14 – MBIA Insured
500	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/08 at 102.00	BBB	516,085
	Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)

1,570	Total Utilities			1,684,996

	Water and Sewer – 12.6% (8.4% of Total Investments)
530	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Series	11/14 at 100.00	AA	560,719
	2004A, 5.000%, 11/01/25
125	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	134,244
	6.000%, 7/01/25
500	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 11, 4.500%,	8/15 at 100.00	AAA	503,820
	8/01/29
500	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Series 2002A,	8/12 at 100.00	AAA	537,390
	5.250%, 8/01/20
1,405	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Subordinate	8/09 at 101.00	AAA	1,494,105
	Series 1999A, 5.750%, 8/01/29
250	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.000%,	8/17 at 100.00	AAA	266,120
	8/01/28 – MBIA Insured
250	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 4.000%, 8/01/46	8/16 at 100.00	AA	220,788

3,560	Total Water and Sewer			3,717,186

$ 41,060	Total Long-Term Investments (cost $42,031,223) – 148.5%			43,741,903

	Short-Term Investments – 1.0% (0.7% of Total Investments)
300	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1+	300,000
	Obligations, Series 1985, 3.290%, 12/01/15 – MBIA Insured (5)

$ 300	Total Short-Term Investments (cost $300,000)			300,000

	Total Investments (cost $42,331,223) – 149.5%			44,041,903

	Other Assets Less Liabilities – 1.4%			411,825

	Preferred Shares, at Liquidation Value – (50.9)%			(15,000,000)

	Net Assets Applicable to Common Shares – 100%			$29,453,728

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's
Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2006, the cost of investments was $42,315,540.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006, were as follows:

Gross unrealized:
Appreciation	$1,761,440
Depreciation	(35,077)

Net unrealized appreciation (depreciation) of investments	$1,726,363

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Massachusetts Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         October 27, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        October 27, 2006

* Print the name and title of each signing officer under his or her signature.